LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2018
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
LONG-TERM OBLIGATIONS
LONG-TERM OBLIGATIONS

The components of long-term obligations at December 31 were as follows:

	2018	2017 As adjusted
Accrued royalties	$28,181	$24,318
Deferred revenue	6,317	3,346
Other	8,752	8,973
	$43,250	$36,637